Jensen Global Quality Growth Fund
Schedule of Investments
August 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.42%
Canada - 6.21%
Alimentation Couche-Tard, Inc. - Class B	26,830	$1,084,131
Canadian National Railway Co.	8,710	1,024,503
		2,108,634
Cayman Islands - 2.61%
Tencent Holdings Ltd.	14,350	886,296

Finland - 1.95%
Kone Oyj - Class B	7,970	661,352

France - 2.56%
Hermes International	590	868,367

Germany - 3.77%
SAP SE	8,510	1,278,286

Ireland - 3.27%
Accenture PLC - Class A	3,300	1,110,648

Spain - 1.87%
Amadeus IT Group SA (a)	10,370	633,377

Switzerland - 2.52%
Nestle SA	6,770	854,976

Taiwan, Province of China - 3.88%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	11,080	1,318,631

United Kingdom - 12.01%
AstraZeneca PLC	10,410	1,217,385
Compass Group PLC (a)	49,770	1,028,249
Diageo PLC	24,550	1,180,187
GlaxoSmithKline PLC	32,310	649,937
		4,075,758
United States - 57.77%
3M Co.	5,820	1,133,387
Alphabet, Inc. - Class A (a)	570	1,649,552
Apple, Inc.	7,950	1,207,049
Automatic Data Processing, Inc.	4,950	1,034,748
Becton Dickinson and Co.	3,640	916,188
Broadridge Financial Solutions, Inc.	3,130	539,049
Equifax, Inc.	4,150	1,129,879
Home Depot, Inc.	2,140	698,025
Intuit, Inc.	1,510	854,826
Johnson & Johnson	5,700	986,841
Mastercard, Inc. - Class A	1,850	640,526
Microsoft Corp.	4,910	1,482,231
NIKE, Inc. - Class B	6,960	1,146,590
PepsiCo, Inc.	8,330	1,302,728
Pfizer, Inc.	23,020	1,060,531
Starbucks Corp.	10,360	1,217,196
Stryker Corp.	4,210	1,166,591
Texas Instruments, Inc.	4,030	769,367
Verisk Analytics, Inc.	3,340	673,878
		19,609,182
TOTAL COMMON STOCKS (Cost $27,273,341)		33,405,507

SHORT-TERM INVESTMENTS - 1.37%
United States - 1.37%
First American Treasury Obligations Fund - Class X, 0.013% (b)	465,780	465,780
TOTAL SHORT-TERM INVESTMENTS (Cost $465,780)		465,780

Total Investments (Cost $27,739,121) - 99.79%		33,871,287
Other Assets in Excess of Liabilities - 0.21%		69,935
TOTAL NET ASSETS - 100.00%		$33,941,222

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Seven day yield as of August 31, 2021.

Abbreviations:
ADR	American Depositary Receipt
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a stock company whereby shareholder have limited liability.
SE	Societas Europaea is a term for a European Public Liability Company.

The accompanying notes are an integral part of these schedule of investments.

Summary of Fair Value Exposure at August 31, 2021

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2 – Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability.
Level 3 – Significant unobservable prices or inputs (includes the Board of Trustees and Valuation Committee’s own assumption in determining the fair value of investments).

The following is a summary of the inputs used, as of August 31, 2021, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$24,147,095	$9,258,412	$-	$33,405,507
Short-Term Investments	465,780	-	-	465,780
Total Investments in Securities	$24,612,875	$9,258,412	$-	$33,871,287

* For further breakdown of common stocks by country, please refer to the Schedule of Investments.
For the period ended August 31, 2021 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.